Product warranty (Tables)	12 Months Ended
Mar. 31, 2013
Product Warranties Disclosures [Abstract]
Schedule of Accrued Warranty Obligation

The change in the Company’s accrued warranty obligation for the years ended March 31, 2013, 2012 and 2011 is summarized in the following table.

	Year ended March 31,
	2013	2012	2011
Accrued warranty obligation at beginning of year	$17,514	$11,543	$10,840
Actual warranty costs incurred	(13,765)	(13,498)	(14,041)
Warranty provision	16,373	19,820	13,494
Adjustments for changes in estimate	31	—	725
Currency translation adjustment	(359)	(351)	525

Accrued warranty obligation at end of year	$19,794	$17,514	$11,543